ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	2021	2020
Current:
Accounts payable	$1,360	$1,403
Accrued and other liabilities (1)	410	409
Lease liabilities	68	66
Financial liabilities (2)	126	400
Work in progress (3)	1,397	1,539
Provisions and decommissioning liabilities (4)	355	335
Total current	$3,716	$4,152
Non-current:
Accounts payable	$84	$79
Accrued and other liabilities (1)	520	750
Lease liabilities	401	440
Financial liabilities (2)	1,787	2,043
Work in progress (3)	1	23
Provisions and decommissioning liabilities (4)	682	761
Total non-current	$3,475	$4,096
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(1)Includes post-employment benefits of $446 million ($14 million current and $432 million non-current) as at December 31, 2021 and $674 million ($16 million current and $658 million non-current) as at December 31, 2020. See Note 28 for additional information.
(2)Includes financial liabilities of $1,732 million ($66 million current and $1,666 million non-current) as at December 31, 2021 (2020: $1,847 million) related to the sale and leaseback of hospitals.
(3)See Note 15 for additional information.
(4)Decommissioning liabilities result primarily from the nuclear technology services operations of the company. The liability represents the estimated cost to reclaim and abandon the asset and takes into account the estimated timing of the cost to be incurred in future periods. The liability was determined using a risk rate of 1.9% (2020: 1.7%) and an inflation rate of 3.0% (2020: 3.0%).
Included within accounts payable and other is $469 million (2020: $506 million) of lease liabilities as at December 31, 2021. During the year ended December 31, 2021, $27 million (2020: $28 million) of interest expense on lease liabilities was incurred.
The company’s exposure to currency and liquidity risk related to accounts payable and other is disclosed in Note 25.
Uncertain Tax Position
In May 2021, the Australian Taxation Office (ATO) provided the healthcare services operations of the company with conclusions of an internal ATO review related to a historical tax matter. The healthcare services operations disagrees with the conclusions and lodged an objection with the ATO in August 2021. As at December 31, 2021, the ATO internal review was pending resolution. The company is regularly subject to information requests and audit activities by revenue authorities. The outcome of these reviews depends upon various factors which may result in further tax payments or refunds of tax payments already made. Provisions for potential further payments will be recognized if a present obligation in relation to a tax liability is assessed as probable and can be reliably estimated and measured using the guidance in IFRIC 23.
The following table presents the change in the provision balances for the company:

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Other	Total provisions
Balance at January 1, 2020	$323	$104	$527	$954
Additional provisions recognized	—	19	148	167
Reduction arising from payments/derecognition	(3)	(16)	(155)	(174)
Accretion expenses	8	—	—	8
Change in discount rate	91	—	—	91
Change in other estimates	5	12	—	17
Transfers to held for sale	—	—	(9)	(9)
Net foreign currency exchange differences	3	4	35	42
Balance at December 31, 2020	$427	$123	$546	$1,096
Additional provisions recognized	—	39	151	190
Reduction arising from payments/derecognition	(8)	(35)	(137)	(180)
Accretion expenses	9	—	—	9
Change in discount rate	(30)	—	(7)	(37)
Change in other estimates	(10)	(14)	18	(6)
Net foreign currency exchange differences	(3)	(4)	(28)	(35)
Balance at December 31, 2021	$385	$109	$543	$1,037